LONG-TERM INVESTMENTS (Details) (Blackspring Ridge Wind Project, CAD) In Millions, unless otherwise specified	Apr. 05, 2013
Blackspring Ridge Wind Project
LONG TERM INVESTMENTS
Amount of investment	107
Ownership interest acquired (as a percent)	50.00%